FINANCIAL RISK MANAGEMENT - Disclosure of Reconciliation of Gross Carrying Amounts (Details) - Loans to corporate entities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ (6,949)	$ (5,819)
New assets originated or purchased	(2,628)	(3,376)
Assets derecognized (excluding write-offs)	2,447	1,996
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Amounts written-off (net of recovery)	10	19
Other	(317)	(248)
Ending balance	(6,277)	(6,949)
Gross carrying amount | Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(6,233)	(5,513)
New assets originated or purchased	(2,441)	(3,167)
Assets derecognized (excluding write-offs)	2,137	1,757
Transfers to stage 1	(83)	(128)
Transfers to stage 2	577	309
Transfers to stage 3	57	44
Amounts written-off (net of recovery)	1	0
Other	(266)	(470)
Ending balance	(5,273)	(6,233)
Gross carrying amount | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(563)	(190)
New assets originated or purchased	(168)	(182)
Assets derecognized (excluding write-offs)	216	171
Transfers to stage 1	76	117
Transfers to stage 2	(599)	(332)
Transfers to stage 3	91	63
Amounts written-off (net of recovery)	1	16
Other	(38)	216
Ending balance	(840)	(563)
Gross carrying amount | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(153)	(116)
New assets originated or purchased	(19)	(27)
Assets derecognized (excluding write-offs)	94	68
Transfers to stage 1	7	11
Transfers to stage 2	22	23
Transfers to stage 3	(148)	(107)
Amounts written-off (net of recovery)	8	3
Other	(13)	6
Ending balance	(164)	(153)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	59	82
New assets originated or purchased	16	24
Assets derecognized (excluding write-offs)	(41)	(37)
Changes to models and inputs used	(2)	(1)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Impact on ECL for exposures transferred between stages during the year	23	14
Amounts written-off (net of recovery)	(6)	(19)
Other	(2)	(4)
Ending balance	47	59
Accumulated impairment | Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	16	20
New assets originated or purchased	11	18
Assets derecognized (excluding write-offs)	(8)	(9)
Changes to models and inputs used	0	(1)
Transfers to stage 1	4	9
Transfers to stage 2	(5)	(5)
Transfers to stage 3	(2)	(4)
Impact on ECL for exposures transferred between stages during the year	(4)	(7)
Amounts written-off (net of recovery)	0	0
Other	(1)	(5)
Ending balance	11	16
Accumulated impairment | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9	22
New assets originated or purchased	2	3
Assets derecognized (excluding write-offs)	(7)	(8)
Changes to models and inputs used	(1)	0
Transfers to stage 1	(1)	(4)
Transfers to stage 2	7	12
Transfers to stage 3	(3)	(3)
Impact on ECL for exposures transferred between stages during the year	3	3
Amounts written-off (net of recovery)	0	(17)
Other	0	1
Ending balance	9	9
Accumulated impairment | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	34	40
New assets originated or purchased	3	3
Assets derecognized (excluding write-offs)	(26)	(20)
Changes to models and inputs used	(1)	0
Transfers to stage 1	(3)	(5)
Transfers to stage 2	(2)	(7)
Transfers to stage 3	5	7
Impact on ECL for exposures transferred between stages during the year	24	18
Amounts written-off (net of recovery)	(6)	(2)
Other	(1)	0
Ending balance	$ 27	$ 34